Fair Value Measurements - Gains (Losses) by Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Funds withheld payable under reinsurance treaties
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	$ 3,249	$ 708
Included in OCI	0	0
Market Risk Benefit, Liability Amount
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	497	3,081
Included in OCI	1,874	(424)
Equity securities
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	(1)	0
Included in OCI	0	0
Mortgage loans
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	(7)	0
Included in OCI	0	0
Limited partnerships
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	(1)	0
Included in OCI	0	0
Reinsurance recoverable on market risk benefits
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	(162)	(89)
Included in OCI	0	0
Market risk benefit assets
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	3,201	974
Included in OCI	0	0
Policy loans
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Included in Net Income	29	(2)
Included in OCI	$ 0	$ 0